Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

September 18, 2019

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily MSCI Brazil Bear 3X Shares, Direxion Daily MSCI India Bear 3X Shares, Direxion Daily MSCI South Korea Bear 3X Shares, Direxion Daily MSCI Turkey Bull 3X Shares, Direxion Daily S&P 500® High Beta Bull 3X Shares, Direxion Daily S&P 500® High Beta Bear 3X Shares, Direxion Daily Homebuilders & Supplies Bear 3X Shares, Direxion Daily Dow Jones Internet Bull 3X Shares, Direxion Daily Dow Jones Internet Bear 3X Shares, and the Direxion Daily Retail Bear 3X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated September 13, 2019, filed electronically as Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A on September 13, 2019.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC